Reg. Nos. 33-30394/ 811-5857

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                     [ X ]
     Pre-Effective Amendment No. ____                                      [   ]

     Post-Effective Amendment No. 12                                       [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                             [ X ]
     Amendment No. 11                                                      [ X ]

                        (Check appropriate box or boxes.)

                                 CMC Fund Trust
               (Exact Name of Registrant as Specified in Charter)

1300 SW Sixth Avenue, PO Box 1350, Portland, Oregon     97207
(Address of Principal Executive Offices)              (Zip Code)

Registrant's Telephone Number, including Area Code:  (503) 222-3600

John A. Kemp
1300 SW Sixth Avenue, PO Box 1350, Portland, Oregon  97207
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:
     _____   immediately upon filing pursuant to paragraph (b)
     _____   on _______________ pursuant to paragraph (b)
     _____   60 days after filing pursuant to paragraph (a)(1)
     _____   on _______________ pursuant to paragraph (a)(1)
     __X__   75 days after filing pursuant to paragraph (a)(2)
     _____   on _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate:
     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Please forward copies of communications to:

               Robert J. Moorman
               Stoel Rives, L.L.P.
               900 SW Fifth Avenue
               Portland, Oregon  97204

An indefinite number of shares of the Trust are being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the year ended October 31, 1996 was filed December 23, 1996.

                                 CMC FUND TRUST

                              CROSS-REFERENCE SHEET


                                                            Location in
Part A - INFORMATION REQUIRED IN A PROSPECTUS               Prospectus
                                                            ----------

         Item 1.  Cover Page..............................  Cover

         Item 2.  Synopsis................................  "Fund Expenses"

         Item 3.  Condensed Financial Information.........  Not applicable

         Item 4.  General Description of
                       Registrant.........................  "Features of the
                                                            Fund" and
                                                            "Description of
                                                            the Fund"

         Item 5.  Management of the Fund..................  "Management of the
                                                            Fund" and
                                                            "Transfer Agent"

         Item 6.  Capital Stock and Other
                       Securities.........................  "Voting Rights";
                                                            "Taxes"; "Investment
                                                            in the Fund";
                                                            "Distributions"; and
                                                            Cover

         Item 7.  Purchase of Securities Being
                       Offered............................  "Investment in the
                                                            Fund" and
                                                            "Determination of
                                                            Net Asset Value"

         Item 8.  Redemption or Repurchase................  "Redemptions"

         Item 9.  Legal Proceedings.......................  Not applicable


                                                            Location in
                                                            Statement of
Part B - INFORMATION REQUIRED IN A                          Additional
         STATEMENT OF ADDITIONAL INFORMATION                Information
                                                            -----------

         Item 10.   Cover Page............................  Cover

         Item 11.   Table of Contents.....................  "Table of Contents"

         Item 12.   General Information and
                         History..........................  Not applicable

         Item 13.   Investment Objectives and
                         Policies.........................  "Investment
                                                            Restrictions" and
                                                            "Additional
                                                            Information
                                                            Regarding Certain
                                                            Investments by the
                                                            Fund."  Additional
                                                            information is in
                                                            Prospectus under
                                                            "Description of the
                                                            Fund."

         Item 14.   Management of the Registrant..........  "Management"

         Item 15.   Control Persons and Principal
                         Holders of Securities............  "Management"

         Item 16.   Investment Advisory and
                         Other Services...................  "Investment Advisory
                                                            and Other Fees Paid
                                                            to Affiliates" and
                                                            "Custodians."
                                                            Additional
                                                            information is in
                                                            Prospectus under
                                                            "Transfer Agent."

         Item 17.   Brokerage Allocation and Other
                         Practices........................  "Portfolio
                                                            Transactions"

         Item 18.   Capital Stock and Other
                         Securities.......................  All required
                                                            information is in
                                                            Prospectus under
                                                            "Voting Rights."
         Item 19.   Purchase, Redemption and
                         Pricing of Securities
                         Being Offered....................  "Redemptions and Net
                                                            Asset Value."
                                                            Additional
                                                            information is in
                                                            Prospectus under
                                                            "Determination of
                                                            Net Asset Value" and
                                                            "Investment
                                                            in the Fund."

         Item 20.   Tax Status............................  "Taxes."  Additional
                                                            information is in
                                                            Prospectus
                                                            under "Taxes."

         Item 21.   Underwriters..........................  Not applicable

         Item 22.   Calculation of Performance Data.......  "Yield and
                                                            Performance."
                                                            Additional
                                                            information is in
                                                            Prospectus under
                                                            "Performance
                                                            Information."

         Item 23.   Financial Statements..................  Not applicable

Part C
------

Information required to be included in Part C is set forth under the appropriate item in Part C of this registration statement.

                                                                        Part A-I

               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION





                                [GRAPHIC OMITTED]
                                    Columbia


                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                             1300 S.W. Sixth Avenue
                             Portland, Oregon 97201
                                  503-222-3600



     This Prospectus provides information on CMC Fund Trust (the "Trust"), an open-end diversified management investment company, and one of its portfolios, CMC Short Term Bond Fund (the "Fund"). The Fund seeks to provide a high level of current income consistent with a high degree of principal stability by investing primarily in high quality, short-term fixed income securities. The Fund will pursue this objective primarily through investment in high quality, short-term fixed income securities.

     The Fund enables clients of Columbia Management Co. ("CMC" or "Adviser") to invest in a diversified portfolio of fixed income securities rather than having to purchase individual securities for their accounts.

     This Prospectus concisely sets forth information about the Fund that clients should know before investing and should be retained for future reference. A Statement of Additional Information about the Fund, dated _________________, has been filed with the Securities and Exchange Commission ("SEC") and is available without charge upon request to the Trust. The Statement of Additional Information is legally a part of (incorporated by reference into) this Prospectus.

     THE FUND CHARGES NO SALES LOAD. SHARES OF THE FUND ARE SOLD AND REDEEMED AT THEIR NET ASSET VALUE.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                            __________________, 1997

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


Fund Expenses..................................................................2
Features of the Fund...........................................................3
Description of the Fund........................................................3
Investment in the Fund.........................................................5
Redemptions....................................................................6
Determination of Net Asset Value...............................................6
Distributions..................................................................6
Performance Information........................................................7
Voting Rights..................................................................8
Taxes..........................................................................8
Management of the Fund.........................................................9
Transfer Agent................................................................10
Additional Information........................................................10


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                                  FUND EXPENSES
--------------------------------------------------------------------------------


     The following table sets forth all shareholder expenses and estimated annual operating expenses of the Fund. The Fund is new, so "Annual Fund Operating Expenses" are based on estimates for the current fiscal year of the Fund. In the future, the amount of expenses will depend on the annual average net assets of the Fund and other factors. "Other Operating Expenses" include estimates of such expenses as audit, transfer agent, custodian, legal fees, and other business operating expenses. The purpose of this table is to assist you in understanding the costs and expenses that an investor in the Fund will bear directly or indirectly. See "Management of the Fund."

Shareholder Transaction Expenses                                    None

Annual Fund Operating Expenses
(As a percentage of average net assets)

Management Fees                                                     .25%(1)
12b-1 Fees                                                          None
Other Operating Expenses                                            .21%

      Total Fund Operating Expenses                                 .46%

(1)Each shareholder also enters into a written Administrative Services Agreement with the Adviser and agrees to pay an annual shareholder administrative services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. This annual shareholder administrative services fee may range from
 .00 to .20%.

EXAMPLE OF EXPENSES

         The following example illustrates the expenses you would pay on a $1,000 investment over the periods shown assuming (1) a 5% annual rate of return and (2) redemption at the end of each period.

           1 Year                        3 Years
           ------                        -------

            $4.70                        $14.76

This above table should not be considered a representation of past or future performance. The 5% rate of return used in the example is required by the SEC for comparison purposes; actual expenses and performance may be greater or less than those shown.

--------------------------------------------------------------------------------
                              FEATURES OF THE FUND
--------------------------------------------------------------------------------

     The Trust enables clients of CMC to invest as a group in fixed income securities rather than purchasing such securities on an individual basis. Although there are risks which cannot be eliminated in owning securities, management believes the Fund offers many advantages to CMC's clients that would not normally be available if similar securities were purchased on an individual basis. Among those advantages are economies of scale, diversification, and convenience.

     The Fund is a portfolio of the Trust, an open-end diversified management company established as an Oregon business trust under a Restated Declaration of Trust dated October 13, 1993, as amended ("Declaration of Trust"). The Trust has established three other portfolios, CMC Small Cap Fund, CMC International Stock Fund and CMC High Yield Fund. The Trust is not required under its Declaration of Trust to hold annual shareholder meetings, but special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies, or approving an investment advisory contract.

     The Fund is a "no-load fund," which means investors pay no sales load and do not incur any additional expenses beyond those paid directly by the Fund or by the shareholders under the Administrative Services Agreement. See "Fund Expenses" and "Investment in the Fund."


--------------------------------------------------------------------------------
                             DESCRIPTION OF THE FUND
--------------------------------------------------------------------------------

     Investment Objective and Policies. The Fund's investment objective is to provide shareholders with a high level of current income consistent with a high degree of principal stability by investing primarily in high quality, short-term fixed income securities. To achieve this objective, the Fund may invest in fixed income securities consisting of corporate debt securities (including bonds, debentures, and notes), asset-backed securities, bank obligations, collateralized bonds, loan and mortgage obligations, commercial paper, preferred stocks, repurchase agreements, savings and loan obligations, and U.S. Government and agency obligations. Debt securities and preferred stocks may be convertible into, or exchangeable for, common stock, and may have warrants attached.

     The Fund's average portfolio duration may not exceed 3 years. The Fund's investment objective may not be changed without a vote of a majority of the outstanding voting securities of the Fund. There is no assurance that the Fund will achieve its investment objective.

     The Fund expects to invest a major portion (normally at least 95%) of its assets in investment-grade debt securities. "Investment grade" debt securities are considered to be those which at the time of the investment are: (a) rated Baa or higher by Moody's Investor Services, Inc. ("Moody's"), (b) rated BBB or higher by Standard & Poor's Corporation ("S&P"); or (c) unrated, but believed by the Adviser to be equivalent to securities with those ratings. Although bonds rated Baa or BBB are believed to have adequate capacity to pay principal and interest, they have speculative characteristics because they lack certain protective elements. In addition, the prices of bonds rated Baa or BBB may be more sensitive to adverse economic changes or individual corporate developments than bonds with higher investment ratings. The Fund will evaluate the appropriateness, in light of the then existing circumstances, of retaining any security whose credit rating drops below Baa or BBB after its purchase by the Fund. Up to 5% of the Fund's assets may be invested in lower grade securities (rated Ba or B by

Moody's or BB or B by S&P) when the Adviser believes these securities present attractive investment opportunities despite their speculative characteristics. For information on the risk of lower-rated securities and additional rating information, please see "Additional Information - Bond Ratings."

     A portion of the Fund's portfolio will ordinarily be invested in obligations issued by the U.S. Government and its agencies and instrumentalities (such as Federal Home Loan Mortgage Corp., the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Housing Administration) and in short-term corporate obligations. The Fund may also invest in repurchase agreements, which are described under "Additional Information."

     The Fund will usually invest some portion of its assets in collateralized mortgage obligations ("CMOs") issued by a U.S. agency or instrumentality or in privately issued CMOs that carry an investment-grade rating. The holder of a CMO is entitled to interest and/or principal payments that are fully collateralized by a portfolio or pool of mortgages or mortgage-backed securities. CMOs are generally issued in different classes, with different priorities as to the receipt of interest and/or principal payments on the underlying mortgages. In addition to the interest rate risk associated with all fixed income securities, mortgage-related securities and CMOs are also subject to risks relating to cash flow uncertainty; that is, the risk that assumed prepayment rates on the underlying mortgages will increase or decrease. Changes in assumed prepayment rates have the effect of shortening or lengthening the effective maturity of the CMO held by the Fund, which may have an adverse effect on the value of the CMO. The Fund will invest only in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

     Securities will be selected on the basis of the Adviser's assessment of interest rate trends and the liquidity of various instruments under prevailing market conditions. Shifting the average maturity of the portfolio in response to anticipated changes in interest rates will generally be carried out through the sale of securities and the purchase of different securities within the desired maturity range. This may result in a greater level of realized capital gains and losses than if the Fund held all securities to maturity. Portfolio decisions will be made solely on the basis of investment, rather than tax , considerations.

     Risk Considerations. All fixed income securities are subject to two types of risk: credit risk and interest rate risk. The credit risk relates to the ability of the issuer to pay interest and principal payments when due. The ratings of fixed income securities by Moody's and S&P are a generally accepted barometer of credit risk. Although the Fund intends to invest at least 95% of its assets in investment-grade debt securities (ranked Baa or higher by Moody's, BBB or higher by S&P, or unrated, but believed by the Adviser to be equivalent to securities with those ratings), the Fund may invest up to 5% of its assets in lower grade securities (rated Ba or B by Moody's or BB or B by S&P), commonly referred to as "junk bonds". See "Additional Information--Bond Ratings."

     Interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed income securities resulting solely from the inverse relationship between the price and interest rates of fixed income securities; that is, when interest rates rise, the prices of fixed income securities generally fall and, conversely, when interest rates fall, the price of fixed income securities generally rise. The change in net asset value depends upon several factors, including the fixed income securities' maturity date. In general, fixed income securities with long maturities are more sensitive to interest rate changes than fixed income securities with shorter maturities. Therefore, the net asset value of the Fund will fluctuate with changes in interest rates, although this fluctuation should be more moderate than if the Fund held fixed income securities with a average portfolio duration in excess of 3 years. The Adviser, however, will attempt to reduce principal fluctuation through, among other things, diversification, credit analysis, security selection, and adjustment of the Fund's average portfolio duration. In periods of rising interest rates and falling fixed income securities prices, the Adviser may shorten the Fund's average portfolio duration to reduce the impact of a decline in the value of fixed income securities in the Fund's portfolio. Conversely, during times of falling rates and rising prices, a longer average portfolio duration of up to 3 years may be sought.

     The Fund generally will not trade in securities for short-term profits but, when circumstances warrant, it may purchase and sell securities without regard to the length of time held. A high portfolio turnover may increase transaction costs and may affect taxes paid by shareholders to the extent short-term gains are distributed. See "Taxes" in this Prospectus and "Taxes" and "Portfolio Transactions" in the Statement of Additional Information. The Fund does not expect its annual portfolio turnover rate to exceed 100%.

     Investment Restrictions. See "Additional Information" for information on the purchase by the Fund of repurchase agreements, foreign securities, loan transactions, and temporary investments. A description of other investment restrictions and certain additional investment practices of the Fund is included in the Statement of Additional Information.


--------------------------------------------------------------------------------
                             INVESTMENT IN THE FUND
--------------------------------------------------------------------------------

     Investments in the Fund are made directly by institutional clients of CMC. Each investor enters into an Administrative Services Agreement (an "Agreement") with CMC under which CMC agrees to provide certain shareholder services, including attendance at client meetings, preparation of a variety of client or shareholder reports, and performance of other administrative tasks. Each investor pays a fee under the Agreement that is expressed as a percentage of assets it has invested in the Fund. This fee is in addition to any fees that CMC or any CMC affiliate may receive for services rendered to the Fund. See "Fund Expenses." If CMC is deemed to be a fiduciary with respect to a shareholder of the Fund under the Employee Retirement Income Security Act of 1974, certain conditions and fiduciary approvals must be satisfied before assets may be invested in the Fund by CMC on behalf of a client. See "Investment Advisory and Other Fees Paid to Affiliates" in the Statement of Additional Information.

     The shares of the Fund are purchased and redeemed at the net asset value next determined after an order is received by the Fund. Net asset value of the Fund is determined as of the close of regular trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange ("NYSE") is open for business. See "Determination of Net Asset Value."

     Orders received by the Fund are processed the day they are received. Orders received before the close of regular trading on each day the NYSE is open for business will be entered at the net asset value per share calculated that day. Orders received after the close of regular trading on each day the NYSE is open for business will be entered at the net asset value next determined. All investments are credited to the shareholder's account in full and fractional shares computed to the third decimal place. Although the Fund has no policy with respect to initial or subsequent minimum investments, purchase orders may be refused at the discretion of the Fund.

     The transfer agent for the Fund may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies, and limitations of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $100,000. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled -- usually within 15 days following the purchase by exchange.

     The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on securities following their delivery to the transfer agent and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities. Before engaging in an exchange, investors should consult their tax advisers concerning the tax consequences to them of the exchange.

     Shareholder inquiries, including requests for certificated shares, may be made by writing to CMC or the Fund at 1300 SW Sixth Avenue, Portland, Oregon 97207 or by calling (503) 222-3600.

--------------------------------------------------------------------------------
                                   REDEMPTIONS
--------------------------------------------------------------------------------

     Redemptions of all or any portion of a shareholder's investment can be made at any time. Redemptions of shares are at the net asset value next computed after receipt of a redemption order. See "Determination of Net Asset Value." Payment will be made within seven days of the date of redemption except as provided by the rules of the SEC.

     If certificates for shares of the Fund have been issued to a shareholder, they must be returned to the Fund, properly endorsed, before any redemption request may be processed. Redemption proceeds are normally transmitted in the manner specified in the redemption request on the business day following the effective date of the redemption. Although a shareholder may redeem shares that were recently purchased by check, the Fund may hold the redemption proceeds until payment for the purchase of such shares has cleared, which may take up to 15 days from the date of purchase. No interest is paid on the redemption proceeds after the redemption date and before the proceeds are transmitted. This holding period does not apply to the redemption of shares recently purchased by bank wire or with a cashier's or certified check.

     The Trust reserves the right to redeem Fund shares in cash or in kind. The Trust has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940 (the "1940 Act"), pursuant to which the Fund is obligated to redeem, during any 90-day period, shares of a shareholder solely for cash up to the lesser of $250,000 or 1 percent of the net asset value of the Fund. A shareholder whose shares are redeemed in kind may incur brokerage fees upon the sale of any securities distributed upon redemption.


--------------------------------------------------------------------------------
                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

     The net asset value per share of the Fund is determined by CMC, under procedures approved by the Trustees of the Trust, as of the close of regular trading (normally 4 p.m. New York time) on each day the NYSE is open for business and at other times determined by the Trustees. The net asset value per share is computed by dividing the value of all assets of the Fund, less its liabilities, by the number of shares outstanding.

     Securities will be valued according to the market value obtained in a consistent manner from the broadest and most representative markets. These market quotations, depending on local convention or regulation, may be last sale price, last bid or asked price, or the mean between last bid and asked prices as of, in each case, the close of the applicable exchange. Securities for which market quotations are not readily available and other assets will be valued at fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. These procedures may include valuing portfolio securities by reference to other securities with comparable ratings, interest rates, and maturities and using pricing services, in each case only when these procedures result in prices that are believed to reflect fair market value. Fair value for debt securities with remaining maturities of less than 60 days is based on cost adjusted for amortization of discount or premium and accrued interest (unless the Trustees believe unusual circumstances indicate another method of determining fair value should be considered).


--------------------------------------------------------------------------------
                                  DISTRIBUTIONS
--------------------------------------------------------------------------------

     Income dividends, consisting of net investment income, are declared daily and paid monthly by the Fund. All income dividends paid by the Fund will be reinvested in additional shares of the Fund at the net asset value on the dividend payment date unless the account has elected to receive the dividends in cash.

     If all of your shares in the Fund are redeemed, the undistributed dividends on the redeemed shares will be paid at that time. The Fund will generally distribute substantially all of its net realized capital gains to shareholders once a year, usually in December. The amount distributed, if any, will depend on the amount of capital gains realized from the sale of the Fund's portfolio securities. Capital gain distributions are declared and paid as cash dividends and reinvested in additional shares at the net asset value, at the close of business on the record date, less the amount of the distribution.


--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The Fund will from time to time advertise or quote its current yield, which represents the annualization of the Fund's net investment income over a recent 30-day period divided by the Fund's net asset value at the end of that period. The Fund will also periodically provide average annual total return and total return information. This information is historical data and is not intended to indicate future performance. The return and principal value of your investment will fluctuate, so that your shares when redeemed may be worth more or less than their original cost. "Total return" refers to the change in value of an investment in a Fund over a stated period, assuming the reinvestment of any dividends and capital gains. "Average annual total return" is a hypothetical rate of return that, if achieved annually, would have produced the same total return if performance had been constant over the entire period. Average annual total returns smooth out the variations in performance but are not the same as actual annual results. For additional information on yield and total return calculations for the Fund, see the Statement of Additional Information.

     The Fund may compare its performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. Examples of these services or publications include Lipper Analytical Services, Inc., Barron's, Business Week, Changing Times, The Financial Times, Financial World, Forbes, Investor's Daily, Money, Morningstar Mutual Funds, Personal Investor, The Economist, The Wall Street Journal, and USA Today. These ranking services and publications may rank the performance of the Fund against all other funds over specified periods and against funds in specified categories.

     The Fund may also compare its performance to that of a recognized unmanaged index of investment results, including the S&P 500, Dow Jones Industrial Average, Russell 2000, and Nasdaq stock indices and the Lehman Brothers and Salomon bond indices. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance. Performance information on the Fund does not guarantee future results. Share prices and return will fluctuate, and you may have a gain or loss when you sell your shares.

     The Fund may also compare its performance to other income-producing securities such as (i) money market funds; (ii) various bank products (based on average rates of bank and thrift institution certificates of deposit, money market deposit accounts, and NOW accounts as reported by the Bank Rate Monitor and other financial reporting services, including newspapers); and (iii) U.S. treasury bills or notes. There are differences between these income-producing alternatives and the Fund other than their yields, some of which are summarized below.

     The yield of the Fund is not fixed and will fluctuate. In addition, your investment is not insured and its yield is not guaranteed. Although the yields of bank money market deposit accounts and NOW accounts will fluctuate, principal will not fluctuate and is insured by the Federal Deposit Insurance Corporation up to $100,000. Bank passbook savings accounts normally offer a fixed rate of interest, and their principal and interest are also guaranteed and insured. Bank certificates of deposit offer fixed or variable rates for a set term. Principal and fixed rates are guaranteed and insured. There is no fluctuation in principal value. Withdrawal of these deposits prior to maturity will normally be subject to a penalty.


--------------------------------------------------------------------------------
                                  VOTING RIGHTS
--------------------------------------------------------------------------------

     The Trust may establish separate series of investment portfolios under its Declaration of Trust. The Fund, CMC Small Cap Fund, CMC International Stock Fund, and CMC High Yield Fund are the only series established under the Trust. Shares of each series vote together, except as provided in the Trust's Declaration of Trust and under applicable law. It is expected that shares of a series would vote separately by series on any changes in fundamental investment policies relating to that series. All shares of each series of the Trust, including the Fund, have equal rights as to voting, redemption, and distribution. All issued and outstanding shares of the Fund are fully paid and nonassessable. Shares have no preemptive or conversion rights. Fractional shares have the same rights proportionately as full shares. The shares of the Fund do not have cumulative voting rights. As a result, holders of a plurality of the outstanding voting securities of the Trust voting for the election of Trustees can elect all the Trustees if they choose to do so. In certain circumstances, Trustees may be removed by action of the Trustees or the shareholders.

     Under the provisions of the 1940 Act, and as used elsewhere in this Prospectus, the phrase "vote of a majority of the outstanding voting securities of the Fund" means the vote at any meeting of shareholders of the Fund of (i) 67 percent or more of the shares present or represented by proxy at the meeting, if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (ii) more than 50 percent of the outstanding shares, whichever is less.

     Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. A special meeting will be held to vote on the removal of a Trustee or Trustees of the Trust if requested in writing by the holders of not less than 10% of the outstanding shares of the Trust.


--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By qualifying and by meeting certain other requirements, the Fund will not be subject to federal income taxes to the extent it distributes to its shareholders its net investment income and realized capital gains. The Fund intends to make sufficient distributions to relieve itself from liability for federal income taxes.

     Shareholders that are subject to federal income taxes will recognize ordinary income on distributions of net investment income or of any excess of net short-term capital gain over net long-term capital loss. Distributions properly designated as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder held shares of the Fund.

     The tax character of dividends and other distributions from the Fund is the same whether they are paid in cash or reinvested in additional shares of the Fund. Dividends declared in October, November, or December to shareholders of record as of a date in one of those months and paid in the following January will be reportable as if received by the shareholders on December 31. Thus, the shareholders may be taxed on these dividends in the taxable year prior to the year of actual receipt.

     A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings.

     The Fund will mail to its shareholders annually a summary of the federal income tax status of the Fund's distributions for the preceding year. Additional information regarding certain income tax consequences of investments in the Fund is set forth in the Statement of Additional Information.

     This "Taxes" section is only a brief summary of the major tax considerations affecting the Fund and its shareholders and is not a complete or detailed explanation of tax matters. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes. Accordingly, investors are urged to consult their tax advisers concerning the tax consequences to them of investing in the Fund.


--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

     The Fund is managed under the general supervision of the Trustees of the Trust. The Trust has contracted with CMC to provide investment advisory services to the Fund and the other series of the Trust, CMC Small Cap Fund, CMC International Stock Fund, and CMC High Yield Fund. CMC has acted as an investment adviser since 1969 and acts as investment manager for approximately $14 billion of assets of other institutions. CMC is owned by its employees, including J. Jerry Inskeep, Jr. and James F. Rippey, who are principal shareholders of CMC and Trustees and officers of the Trust. The address of CMC is 1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon 97207-1350.

     Under the investment advisory contract with the Trust, CMC provides research, advice, and supervision with respect to investment matters, and determines which securities are purchased or sold. In addition, CMC provides office space and pays all executive salaries and expenses and ordinary office expenses of the Fund. Certain employees of CMC are also officers of the Trust and, subject to the authority of the Trustees of the Trust, are responsible for the overall management of the Trust. CMC will pay all of the organizational expenses of the Fund.

     The Adviser uses an investment team approach to analyze investment themes and strategies for the Fund. Thomas L. Thomsen, a Senior Vice President and director of CMC, is the Managing Director-Investments of the Investment Team. With over 27 years of experience in the investment management industry, Mr. Thomsen supervises the Investment Team in establishing broad investment strategies and determining portfolio guidelines for the Fund.

     Members of the Investment Team are responsible for the analysis of particular industries or types of fixed income securities and for recommendations on individual securities within those industries or asset categories. Investment decisions are made by the Investment Team and Leonard A. Aplet, Vice President of the Adviser and a Chartered Financial Analyst who is responsible for investment decisions on behalf of the Fund. Mr. Aplet received a Masters of Business Administration from the University of California at Berkeley prior to joining the Investment Team in 1987.

     Members of the Investment Team and other personnel of the Trust or CMC are permitted to trade securities for their own or family accounts, subject to the rules of the Code of Ethics adopted by the Trust. The rules that govern personal trading by investment personnel are based on the principal that employees owe a fiduciary duty to conduct their trades in a manner that is not detrimental to the Fund or its shareholders. The Trust has adopted the recommendations of the Investment Company Institute, an organization of members of the mutual fund industry, relating to restrictions on personal trading. For more information on the Code of Ethics and specific trading restrictions, see the Statement of Additional Information.

     The investment advisory fee of the Fund is accrued daily and paid monthly. The advisory fee for the Fund equals the annual rate of .25 of 1 percent of its daily net assets. The Fund assumes its costs relating to trust matters, cost of services to shareholders, transfer and dividend paying agent fees, custodian fees, legal and auditing expenses, disinterested trustees' fees, taxes and governmental fees, interest, brokers' commissions, transaction expenses, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase, or redemption of its shares, expenses of registering or qualifying its shares for sale, transfer taxes, and all expenses of preparing its registration statements, prospectuses, and reports.


--------------------------------------------------------------------------------
                                 TRANSFER AGENT
--------------------------------------------------------------------------------

     Columbia Trust Company (the "Trust Company") acts as transfer agent and dividend paying agent for the Fund. The Trust Company is owned principally by Columbia Funds Management Company, which is owed by its employees, including J. Jerry Inskeep, Jr. and James F. Rippey, who are also principal shareholders of CMC and Trustees and officers of the Trust. The address of the Trust Company is 1301 S.W. Fifth Avenue, P.O. Box 1350, Portland, Oregon 97207-1350.


--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     Repurchase Agreements. The Fund may invest in repurchase agreements, which are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or recognized securities dealer) at a stated price within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus a rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements may be considered loans by the Fund collateralized by the underlying security. The obligation of the seller to pay the stated price is in effect secured by the underlying security. The seller will be required to maintain the value of the collateral underlying any repurchase agreement at a level at least equal to the price of the repurchase agreement. In the case of default by the seller, the Fund could incur a loss. In the event of a bankruptcy proceeding commenced against the seller, the Fund may incur costs and delays in realizing upon the collateral. The Fund will enter into repurchase agreements only with those banks or securities dealers who are deemed creditworthy pursuant to criteria adopted by the Trustees of the Trust. There is no limit on the portion of the Fund's assets that may be invested in repurchase agreements with maturities of seven days or less.

     Foreign Securities. The Fund may invest up to 10% of its total assets in fixed income securities of foreign issuers, including securities issued by foreign governments, denominated in U.S. dollars. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes would reduce the income the Fund receives from its foreign investments. Foreign investments involve certain other risks, including possible political or economic instability, the possibility of currency exchange controls, reduced availability of public information about a foreign company, and the lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. In addition, with respect to certain foreign countries, there is a possibility of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries. Finally, in the event of default on a foreign debt obligation, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the obligation.

     Loan Transactions. The Fund may lend portfolio securities to qualified institutional investors for the short-term purpose of realizing additional income. The aggregate value of all securities loaned may not exceed 33 1/3% of the Fund's total assets, and such loans will be collateralized by cash, cash equivalents, or an irrevocable letter of credit in accordance with regulations adopted by the SEC. For more information on loan transactions, see the Statement of Additional Information.

     Dollar Roll Transactions. The Fund may enter into dollar roll transactions with selected banks and broker-dealers. Dollar roll transactions consist of sale by the Fund of mortgage-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, the Fund is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially involve only a firm commitment agreement by the Fund to buy a security. The Fund will not use such transactions for leveraging purposes, and accordingly, if required by the SEC, will segregate cash, U.S. Government securities, or other high grade debt obligations in an amount sufficient to meet their purchase obligations under the transactions.

     Temporary Investments. When, as a result of market conditions, the Fund determines that a temporary defensive position is warranted to help preserve capital, the Fund may without limit temporarily retain cash or invest in prime commercial paper, high-grade debt securities, securities of the U.S. Government and its agencies and instrumentalities, and high-quality money market instruments, including repurchase agreements. When the Fund assumes a temporary defensive position, it is not invested in securities designed to achieve its stated investment objective.

     Illiquid Investments. No illiquid investments will be acquired if, upon purchase, more than 10% of the Fund's net assets would consist of these securities. "Illiquid Investments" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. Under current interpretations of the staff of the SEC, the following securities in which the Fund may invest will be considered illiquid:

     -   repurchase agreements maturing in more than seven days;

     - restricted securities (securities whose public resale is subject to legal restrictions); and

     - any other securities in which the Fund may invest that are not readily marketable.

     The Fund may purchase without limit, however, certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under SEC Rule 144A ("Rule 144A Securities"). If a dealer or institutional trading market exists for Rule 144A Securities, the securities may be deemed to be liquid and thus treated as exempt from the Fund's liquidity restrictions. Under the supervision of the Board of Trustees of the Trust, the Adviser determines the liquidity of Rule 144A Securities and, through reports from the Adviser, the Board of Trustees monitors trading activity in these securities. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors:

     -   the frequency of trades and price quotes for the security;

     - the number of dealers willing to purchase or sell the security and the number of other potential purchasers;

     -   dealer undertakings to make a market in the security; and

     - the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the procedures for transfer).

     If institutional trading in Rule 144A Securities declines, the liquidity of the Fund could be adversely affected to the extent it is invested in Rule 144A Securities.

     Bond Ratings. Moody's -- The following is a description of Moody's bond ratings:

     Aaa - Best quality; smallest degree of investment risk.

     Aa - High quality by all standards; Aa and Aaa are known as high-grade bonds.

     A - Many favorable investment attributes; considered upper medium-grade obligations.

     Baa - Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

     Ba - Speculative elements; future cannot be considered well assured. Protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future.

     B - Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     S&P -- The following is a description of S&P's bond ratings:

     AAA - Highest rating; extremely strong capacity to pay principal and interest.

     AA - Also high-quality with a very strong capacity to pay principal and interest; differ from AAA issues only by a small degree.

     A - Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB - Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

     Bonds rated AAA, AA, A, and BBB are considered investment grade bonds.

     BB - Less near-term vulnerability to default than other speculative grade debt; face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment.

     B - Greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments; adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

     Bonds rated BB and B are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Investment Restrictions. A description of other investment restrictions and certain investment practices of the Fund is included in the Statement of Additional Information.

                                                                       Part A-II


================================================================================
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

                            Columbia Financial Center
                              1300 SW Sixth Avenue
                                   PO Box 1350
                             Portland, Oregon 97207
                                 (503) 222-3600

     This Statement of Additional Information contains information relating to CMC Fund Trust (the "Trust"), an open-end diversified management investment company established as an Oregon business trust on August 7, 1989, and a portfolio of the Trust, CMC Short Term Bond Fund (the "Fund"). The Trust has three other portfolios, CMC Small Cap Fund, CMC International Stock Fund, and CMC High Yield Fund.

     This Statement of Additional Information is not a Prospectus. It relates to a Prospectus dated _______________, 1997 (the "Prospectus") and should be read in conjunction with the Prospectus. Copies of the Prospectus are available without charge upon request to the Trust.


                                Table of Contents

Management.................................................................... 2
Investment Advisory and Other Fees Paid to Affiliates......................... 3
Portfolio Transactions........................................................ 4
Redemptions and Net Asset Value............................................... 5
Custodians.................................................................... 5
Independent Accountants....................................................... 6
Taxes......................................................................... 6
Yield and Performance......................................................... 8
Investment Restrictions....................................................... 9
Additional Information Regarding Certain
    Investments by the Fund...................................................11





                             ________________, 1997

================================================================================
                                   MANAGEMENT
================================================================================

     The trustees and officers of the Trust are listed below, together with their principal business occupations. Except as otherwise indicated, each person listed has held his position with the Trust since inception in August 1989. All other principal business positions have been held for more than five years, except as follows: Columbia Small Cap Fund, Inc. since August 1996; Columbia Real Estate Equity Fund, Inc. since April 1994; Columbia High Yield Fund, Inc. since July 1993; and except as otherwise indicated. The term "Columbia Funds" refers to Columbia High Yield Fund, Inc., Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia International Stock Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia U.S. Government Securities Fund, Inc., Columbia Special Fund, Inc., Columbia Growth Fund, Inc., Columbia Daily Income Company, Columbia Small Cap Fund, Inc., and Columbia Fixed Income Securities Fund, Inc.

J. JERRY INSKEEP, JR.,* Chairman and Trustee of the Trust; Chairman and Director of the Columbia Funds; Chairman, Director, and a principal shareholder of Columbia Management Co. (the "Adviser"), the investment adviser of the Fund, and Columbia Funds Management Company ("CFMC"); Chairman and Director of Columbia Trust Company (the "Trust Company"); Director of Columbia Financial Center Incorporated ("Columbia Financial").

JAMES F. RIPPEY,* President and Trustee of the Trust; Director of the Columbia Funds; President, Director, and a principal shareholder of the Adviser and CFMC; President and Director of the Trust Company.

RICHARD L. WOOLWORTH, Trustee of the Trust (since July 1993); Director of the Columbia Funds. Mr. Woolworth is Chairman and Chief Executive Officer of Blue Cross and Blue Shield of Oregon and Chairman and Chief Executive Officer of The Benchmark Group, health insurers, 100 S. W. Market Street, Portland, Oregon 97201.

GEORGE L. HANSETH,* Trustee, Vice President, Assistant Secretary, and Treasurer of the Trust; Senior Vice President, Assistant Secretary, and Treasurer of the Columbia Funds; Vice President, Assistant Secretary, Treasurer, and Director of the Adviser and CFMC; Vice President, Treasurer, Assistant Secretary, and Director of the Trust Company; President and Director of Columbia Financial.

JOHN A. KEMP,* Trustee and Vice President of the Trust; President and Director of the Columbia Funds; Senior Vice President and Director of the Adviser, CFMC, Columbia Financial, and the Trust Company.

ALEXANDER S. MACMILLAN III, * Trustee of the Trust (since March 1994); Vice President of the Adviser and CFMC.

PETER C. OLSON,* Trustee of the Trust (since April 1991); Vice President of the Adviser.

PETER T. SHAND,* Trustee of the Trust (since April 1991); Vice President of the Adviser.

LAWRENCE S. VIEHL,* Vice President of the Trust and the Columbia Funds; Vice President and Director (since April 1997) of the Adviser, CFMC, and the Trust Company.

JEFF B. CURTIS,* Secretary of the Trust (since April 1994); Secretary of the Columbia Funds (since April 1994); General Counsel, Vice President, and Secretary to the Adviser, CFMC, the Trust Company, and Columbia Financial (since April 1993); Stoel Rives (1986-1993), a law firm in Portland, Oregon.

     *These officers and trustees are "interested persons" as defined by the Investment Company Act of 1940 (the "1940 Act") and receive no trustee fees or salaries from the Fund. The business address of each such person is 1300 SW Sixth Avenue, PO Box 1350, Portland, Oregon 97207.

     As of the date of this Statement of Additional Information, there were no shareholders of the Fund.

================================================================================
              INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES
================================================================================

     Information regarding services performed by the Adviser to the Fund and the formula for calculating the fees paid for those services are set forth in the Prospectus under "Management of the Fund."

     Shareholders of the Fund enter into an Administrative Services Agreement (the "Agreement") with the Adviser, in addition to their indirect relationship to the Adviser by virtue of their status as shareholders of the Fund. Pursuant to the Agreement, the Adviser agrees to provide certain shareholder services, including client meetings and reports and other administrative responsibilities.

     If the Adviser is deemed to be a fiduciary with respect to a prospective shareholder of the Fund pursuant to the Employee Retirement Income Security Act of 1974 ("ERISA"), certain conditions must be satisfied before assets may be invested in the Fund. These conditions have been set forth by the U. S. Department of Labor in Prohibited Transaction Class Exemption No. 77-4 (the "Exemption"). The Exemption permits a client of the Adviser to direct investments of ERISA-qualified plans to a mutual fund, such as the Fund, for which the Adviser serves as an investment adviser if, after review of the Prospectus and disclosure relating to fees of the Fund and fees under the advisory contract, another fiduciary, as determined under ERISA, with respect to that shareholder approves investments in the Fund. The second fiduciary must be independent of and unrelated to the Adviser under standards set forth by the U.
S. Department of Labor in the Exemption.

     The second, independent fiduciary that must approve investments in the Fund is not engaged as a second fiduciary only in contemplation of a possible investment in the Fund. Rather, the second, independent fiduciary is almost always a committee appointed by the employee benefit plan sponsor and has oversight responsibility for appointment of CMC as an investment adviser with respect to certain plan assets. This committee is almost always made up of one or more employees of the plan sponsor, and, as such, these employees receive compensation from the plan sponsor but are not compensated out of plan assets.

     The Adviser is registered under the Investment Advisers Act of 1940, is engaged principally in the business of rendering investment supervisory services, and is responsible for payment of all executive salaries and executive expenses and office rent of the Fund and the Trust.

     Messrs. Inskeep and Rippey, who are Trustees and officers of the Trust, each own approximately 41 percent of the voting securities of the Adviser and, therefore, are considered "controlling persons" under the 1940 Act. Certain affiliated persons of the Trust are also affiliated persons of the Adviser. See "Management." The Adviser acts as an investment manager for approximately $14 billion of assets of other institutions. The Fund is intended to provide an investment vehicle for certain client accounts managed by the Adviser. An independent fiduciary of those client accounts, after careful review of the Fund's Prospectus, Statement of Additional Information, and fees arrangement, approves the investment in the Fund and makes such investment subject to the terms and conditions of the Prospectus and the Statement of Additional Information.

     The Trust Company acts as transfer agent and dividend crediting agent for the Fund. Its address is 1301 SW Fifth Avenue, PO Box 1350, Portland, Oregon 97207. It issues certificates for shares of the Fund, if requested, and records and disburses dividends for the Fund. The Trust pays the Trust Company a per account fee of $1 per month for each shareholder account with the Fund existing at any time during the month, with a minimum aggregate fee of $1,500 per month. In addition, the Trust pays the Trust Company for extra administrative services performed at cost in accordance with a schedule set forth in the agreement between the Trust Company and the Trust and reimburses the Trust Company for certain out-of-pocket expenses incurred in carrying out its duties under that agreement. Certain trustees and officers of the Trust are minority shareholders of the Trust Company.

================================================================================
                             PORTFOLIO TRANSACTIONS
================================================================================

     The Fund will not generally invest in securities for short-term capital appreciation but, when business and economic conditions, market prices or the Fund's investment policy warrant, individual security positions may be sold without regard to the length of time they have been held. The Trust expects that the Fund's portfolio turnover rate will not exceed 100%.

     The Fund may purchase its portfolio securities through a securities broker and pay the broker a commission, or the Fund may purchase the securities directly from a broker which acts as principal and sells securities directly for its own account without charging a commission. The Fund may also purchase securities from underwriters, the price of which will include a commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices.

     Prompt execution of orders at the most favorable price will be the primary consideration of the Fund in transactions where brokerage fees are involved. Research, statistical, and other services also may be taken into consideration in selecting broker-dealers. These services may include: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies, and performance of accounts. While the Fund has no arrangements or formulas as to either the allocation of brokerage business or commission rates paid thereon, a commission in excess of the amount of commission another broker or dealer would have charged for effecting that transaction may be paid by the Fund if management of the Trust determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or management's overall responsibilities with respect to the Fund.

     Allocation of transactions to obtain research services for the Adviser enables the Adviser to supplement its own research and analysis with the statistics, information, and views of others. While it is not possible to place a dollar value on these services, it is the opinion of the Adviser that the receipt of such services will not reduce the overall expenses for its research or those of its affiliated companies. The fees paid to the Adviser by the Fund would not be reduced as a result of the receipt of such information and services by the Fund. The receipt of research services from brokers or dealers might be useful to the Adviser and its affiliates in rendering investment management services to the Fund or other clients; and, conversely, information provided by brokers or dealers who have executed orders on behalf of other clients might be useful to the Adviser in carrying out its obligations to the Fund.

     Investment decisions for the Fund are made independently from those of the other portfolios of the Trust or accounts managed by the Adviser or CFMC. The same security is sometimes held in the portfolio of more than one fund or account. Simultaneous transactions are inevitable when several funds or accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account. In the event of simultaneous transactions, allocations among the Fund or accounts will be made on an equitable basis.

     Both the Trust and the Adviser have adopted a Code of Ethics (the "Code") that sets forth general and specific standards relating to the securities trading activities of all their employees. The purpose of the Code is to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Fund or the Adviser's other clients or take unfair advantage of their relationship with the Adviser. The specific standards in the Code include, among others, a requirement that all employee trades be pre-cleared; a prohibition on investing in initial public offerings; required pre-approval of an investment in private placements; a prohibition on portfolio managers trading in a security seven days before or after a trade in the same security by an account over which the manager exercises investment discretion; and a prohibition on realizing any profit on the trading of a security held less than 60 days. Certain securities and transactions, such as mutual fund shares or U. S. Treasuries and purchases of options on securities indexes or securities under an automatic dividend reinvestment plan, are exempt from the restrictions in the Code because they present little or no potential for abuse. Certain transactions involving the stocks of large capitalization companies are exempt from the seven day black-out period and short-term trading prohibitions because such transactions are highly unlikely to affect the price of these stocks. In addition to the trading restrictions, the Code contains reporting obligations that are designed to ensure compliance and allow the Adviser's Ethics Committee to monitor that compliance.

     The Trust and the Adviser have also adopted a Policy and Procedures Designed to Detect and Prevent Insider Trading (the "Insider Trading Policy"). The Insider Trading Policy prohibits any employee from trading, either personally or on behalf of others (including a client account), on the basis of material nonpublic information. All employees are required to certify each year that they have read and complied with the provisions of the Code and the Insider Trading Policy.

================================================================================
                         REDEMPTIONS AND NET ASSET VALUE
================================================================================

     Information regarding redemptions is set forth in the Prospectus under "Redemptions". Information regarding the determination of the net asset value per share of the Fund is set forth in the Prospectus under "Determination of Net Asset Value."

     The Trust may suspend the determination of net asset value of the Fund and the right of redemption for any period (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings, (2) when trading on the New York Stock Exchange is restricted, (3) when an emergency exists as a result of which sale of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust to determine the value of the Fund's net assets, or (4) as the Securities and Exchange Commission ("SEC") may by order permit for the protection of security holders, provided the Trust complies with rules and regulations of the SEC governing whether the conditions described in (2) or (3) exist. The New York Stock Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr.'s. Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. In the case of suspension of the right to redeem, shareholders may withdraw their redemption request or receive payment based upon the net asset value computed upon the termination of the suspension.

================================================================================
                                   CUSTODIANS
================================================================================

     United States National Bank of Oregon, 321 SW Sixth Avenue, Portland, Oregon 97208, acts as general custodian of the Trust (a "Custodian"). Morgan Stanley Trust Company ("Morgan Stanley" or a "Custodian"), One Evertrust Plaza, Jersey City, New Jersey 07302, has entered into a custodian agreement with the Trust in respect of the purchase of foreign securities by the Fund. The Custodians hold all securities and cash of the Fund, receive and pay for securities purchased, deliver against payment for securities sold, receive and collect income from investments, make all payments covering expenses of the Fund, and perform other administrative duties, all as directed by authorized officers of the Trust. The Custodians do not exercise any supervisory function in the purchase and sale of portfolio securities or payment of dividends.

     The Fund is authorized to invest up to 10% of its total assets in fixed income securities of foreign issuers, denominated in U.S. dollars. Portfolio securities purchased outside the United States by the Fund are maintained in the custody of foreign banks, trust companies, or depositories that have sub-custodian arrangements with Morgan Stanley. Each of the domestic and foreign custodial institutions that may hold portfolio securities of the Fund has been approved by the Trustees of the Trust in accordance with regulations under the 1940 Act.

================================================================================
                             INDEPENDENT ACCOUNTANTS
================================================================================

     Coopers & Lybrand, L.L.P., 1300 S.W. Fifth Avenue, Suite 2700, Portland, Oregon 97201, serves as the Trust's independent accountants and, in addition to examining the financial statements of the Trust at fiscal year-end, is expected to assist in the preparation of the tax returns of the Trust and in certain other matters.

================================================================================
                                      TAXES
================================================================================

Federal Income Taxes

     The Fund intends and expects to meet continuously the tests for qualification as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund believes it satisfies the tests to qualify as a regulated investment company.

     To qualify as a regulated investment company for any taxable year, the Fund must, among other things:

     (a) derive at least 90 percent of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "90 Percent Test"); and

     (b) diversify its holdings so that at the end of each quarter (i) 50 percent or more of the value of the assets of the Fund is represented by cash, government securities, and other securities limited, in respect of any one issuer of such other securities, to an amount not greater than 5 percent of the value of the assets of the Fund and 10 percent of the outstanding voting securities of such issuer, and (ii) not more than 25 percent of the value of the assets of the Fund is invested in the securities (other than government securities) of any one issuer or of two or more issuers that the Fund "controls" within the meaning of Section 851 of the Code and that meet certain requirements. In addition, the Fund must file, or have filed, a proper election with the Internal Revenue Service.

     Part I of Subchapter M of the Code will apply to the Fund during a taxable year only if it meets certain additional requirements. Among other things, the Fund must: (a) have a deduction for dividends paid (without regard to capital gain dividends) at least equal to the sum of 90 percent of its investment company taxable income (computed without any deduction for dividends paid) and 90 percent of its tax-exempt interest in excess of certain disallowed deductions (unless the Internal Revenue Service waives this requirement) and (b) either (i) have been subject to Part I of Subchapter M for all taxable years ending after November 8, 1983 or (ii) as of the close of the taxable year have no earnings and profits accumulated in any taxable year to which Part I of Subchapter M did not apply.

     The Trust currently has four portfolios, including the Fund. The Trust may establish additional funds in the future. Federal income tax laws generally will treat each fund as a separate corporation (provided that each fund consists of a segregated portfolio of assets the beneficial interests in which are owned by the holders of a class or series of stock that is preferred over all other classes or series in respect of that portfolio of assets).

     A regulated investment company that meets the requirements described above is taxed only on its "investment company taxable income," which generally equals the undistributed portion of its ordinary net income and any excess of net short-term capital gain over net long-term capital loss. In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed is taxed to the Fund at corporate capital gain tax rates. The policy of the Fund is to apply capital loss carry-forwards as a deduction against future capital gains before making a capital gain distribution to shareholders.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the Fund, requiring federal income taxes to be paid thereon by the Fund, the Fund may elect to treat such capital gains as having been distributed to shareholders. In the case of such an election, shareholders will be taxed on such amounts as long-term capital gains, will be able to claim their proportional share of the federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liabilities, and generally will be entitled to increase the adjusted tax basis of their shares in the Fund by the differences between their pro rata shares of such gains and their tax credits.

     Shareholders of the Fund are taxed on distributions of net investment income, or of any excess of net short-term capital gain over net long-term capital loss, as ordinary income. Income distributions from the Fund are unlikely to qualify for the dividends-received deduction for corporate shareholders because the income of the Fund consists largely or entirely of interest rather than dividends. Distributions of any excess of net long-term capital gain over net short-term capital loss from the Fund are ineligible for the dividends-received deduction.

     The Fund may invest up to 10 percent of its total assets in the securities of foreign corporations and issuers. Foreign countries may impose income taxes, generally collected by withholding, on foreign-source dividends and interest paid to the Fund. These foreign taxes will reduce the Fund's distributed income. The Fund generally expects to incur, however, no foreign income taxes on gains from the sale of foreign securities. The United States has entered into income tax treaties with many foreign countries to reduce or eliminate the foreign taxes on certain dividends and interest received from corporations in those countries. The Fund intends to take advantage of such treaties where possible. It is impossible to predict with certainty in advance the effective rate of foreign taxes that will be paid by the Fund since the amount invested in particular countries will fluctuate and the amounts of dividends and interest relative to total income will fluctuate.

     Distributions properly designated by the Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by shareholders. For noncorporate taxpayers, the highest rate that applies to long-term capital gains is lower than the highest rate that applies to ordinary income. Any loss that is realized and allowed on redemption of shares of the Fund less than six months from the date of purchase of the shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. For this purpose, Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period.

     Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether paid in shares or in cash. Each distribution is accompanied by a brief explanation of the form and character of the distribution. Within 60 days after the close of each taxable year, the Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the prior taxable year's distributions which the Fund has designated to be treated as long-term capital gain.

     A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings.

     If the Fund declares a dividend in October, November, or December payable to shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared. Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.

     A special tax may apply to the Fund if it fails to make sufficient distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98 percent of the ordinary income for the calendar year plus (b) 98 percent of the capital gain net income for the one-year period that ends on October 31 during the calendar year, plus (c) an adjustment relating to any shortfall for the prior taxable year. If the actual distributions are less than the required distributions, a tax of 4 percent applies to the shortfall.

     The Code allows the deduction by certain individuals, trusts, and estates of "miscellaneous itemized deductions" only to the extent that such deductions exceed 2 percent of adjusted gross income. The limit on miscellaneous itemized deductions will not apply, however, with respect to the expenses incurred by any "publicly offered regulated investment company." The Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of section 4 of the Securities Act of 1933 (the "1933 Act"), as amended). Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by the Fund.

State Income Taxes

     The state tax consequences of investments in the Fund are beyond the scope of the tax discussions in the Prospectus and this Statement of Additional Information.

Additional Information

     The foregoing summary and the summary included in the Prospectus under "Taxes" of tax consequences of investment in the Fund are necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of tax matters. Furthermore, the provisions of the statutes and regulations on which they are based are subject to change by legislative or administrative action. State and local taxes are beyond the scope of this discussion. Prospective investors in the Fund are urged to consult their own tax advisers regarding specific questions as to federal, state, or local taxes.

================================================================================
                              YIELD AND PERFORMANCE
================================================================================

     The Trust may from time to time advertise or quote current yield and total return performance for the Fund. These figures represent historical data and are calculated according to SEC rules standardizing such computations. The investment return on and the value of shares of the Fund will fluctuate so that the shares when redeemed may be worth more or less than their original cost.

     Current yield of the Fund is calculated by dividing the net investment income per share earned during an identified 30-day period by the maximum offering price per share on the last day of the same period, according to the following formula:

                                    6
                Yield = 2 [(a-b + 1)  - 1]
                            ---
                            cd

     Where:  a =  dividends and interest earned during the period.

             b =  expenses accrued for the period.

             c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d = the maximum offering price per share on the last day of the period.

     The Fund uses generally accepted accounting principles in determining actual income paid, and these principles differ in some instances from SEC rules for computing income for the above yield calculations. Therefore, the quoted yields as calculated above may differ from the actual dividends paid.

     The Trust may publish average annual total return quotations for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                   n
             P(1+T)   =  ERV

     Where:  P =  a hypothetical initial payment of $1000

             T =  average annual total return

             n =  number of years

           ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5, and 10-year periods (or a fraction portion thereof)

     Total return figures may also be published for recent 1, 5, and 10-year periods (or a fractional portion thereof) where the total return figures represent the percentage return for the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value.

     If the Trust's registration statement under the 1940 Act with respect to the Fund has been in effect less than 1, 5 or 10 years, the time period during which the registration statement with respect to that Fund has been in effect will be substituted for the periods stated.

================================================================================
                             INVESTMENT RESTRICTIONS
================================================================================

     The Prospectus sets forth the investment objectives and certain restrictions applicable to the Fund. The following is a list of investment restrictions applicable to the Fund. If a percentage limitation is adhered to at the time of an investment by the Fund, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Trust may not change these restrictions without the approval of a majority of its shareholders, which means the vote at any meeting of shareholders of the Fund of (i) 67 percent or more of the shares present or represented by proxy at the meeting (if the holders of more than 50 percent of the outstanding shares are present or represented by proxy) or (ii) more than 50 percent of the outstanding shares, whichever is less.

The Fund may not:

     1. Buy or sell commodities or commodity futures contracts.

     2. Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for defensive purposes up to 80 percent of the value of its total assets in certificates of deposit (C/D's) and bankers' acceptances with maturities not greater than one year. C/D's and bankers' acceptances will be limited to domestic banks which have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the Adviser determines that such action is desirable for investment reasons. The Board of Directors will periodically review these decisions of the Adviser.

     3. Buy or sell real estate. However, the Fund may purchase or hold securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

     4. Make loans to other persons (except by purchase of short-term commercial paper, bonds, debentures, or other debt securities constituting part of an issue). The Fund may lend portfolio securities to broker-dealers or other institutional investors if, as a result thereof, the aggregate value of all securities loaned does not exceed 33 1/3 percent of its total assets.

     5. The Fund may not purchase a repurchase agreement with a maturity greater than seven days or a security that is subject to legal or contractual restrictions on resale or for which there are no readily available market quotations, if, as a result of such purchase, more than 10 percent of its total assets (taken at current value) are invested in such securities, except as set forth in the Prospectus.

     6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

     7. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

     8. Purchase or retain securities issued by an issuer, any of whose officers or directors or security holders is an officer or director of the Fund or of its adviser if, or so long as, the officers and directors of the Fund and of its adviser together own beneficially more than 5 percent of any class of securities of the issuer.

     9. Purchase securities of other open-end investment companies, except as permitted by Section 12(d)(1)(A) of the 1940 Act.

     10. Issue senior securities, bonds, or debentures.

     11. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the 1933 Act.

     12. Borrow money, except as a temporary measure for extraordinary or emergency purposes. Its borrowings may not exceed 5 percent of the value of the gross assets of the Fund taken at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets taken at market to an extent greater than 10 percent of the gross assets taken at cost of the Fund.

     13. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years of continuous operation.

     14. Invest in companies to exercise control or management.

     15. Buy any securities or other property on margin, or purchase or sell puts or calls, or combinations thereof.

     16. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event no more than 10 percent of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

     Some of the practices described above prohibit particular practices. Other policies (paragraphs 2, 4, 5, 12, 13, and 16) permit specified practices but limit the portion of the Fund's assets that may be so invested. Subject to the investment restriction, the Fund expects to engage in the practices described in paragraph 5 (restricted securities). (See the Prospectus for additional information). The Fund has no intention of engaging in the other permitted practices in the foreseeable future.

================================================================================
        ADDITIONAL INFORMATION REGARDING CERTAIN INVESTMENTS BY THE FUND
================================================================================

Investments by the Fund

     Securities held by the Fund may include a variety of fixed income debt securities, such as bonds, debentures, notes, equipment trust certificates, short-term obligations (those having maturities of 12 months or less), such as prime commercial paper and bankers' acceptances, domestic certificates of deposit, obligations of or guaranteed by the U.S. Government and its agencies or instrumentalities, Government National Mortgage Association "GNMA" mortgage-backed certificates and other similar securities representing ownership in a pool of loans ("pass-through securities"), and repurchase agreements with banks or securities dealers relating to these securities. Portfolio securities may have variable or "floating" interest rates. Information regarding certain of these securities is included below. Investments may also be made in fixed income preferred stocks. Debt securities and preferred stocks may be convertible into, or exchangeable for, common stocks, and may have warrants attached.

     Depending on prevailing market conditions, debt securities may be purchased at a discount from face value, producing a yield of more than the coupon rate, or at a premium over face value, producing a yield of less than the coupon rate. In making investment decisions, the Adviser will consider factors other than current yield, such as preservation of capital, maturity, and yield to maturity. Common stocks acquired through exercise of conversion rights or warrants or acceptance of exchange or similar offers will not be retained in the portfolio. Orderly disposition of these equity securities will be made consistent with management's judgment as to the best obtainable price.

     To achieve its investment objective, the Fund expects to invest a major portion (normally at least 95 percent) of its fixed income in investment grade debt securities. "Investment grade" debt securities are considered to be those which at the time of the investment are (a) rated Baa or higher by Moody's Investor Services, Inc. ("Moody's"), (b) rated BBB or higher by Standard and Poor's Corporation ("S&P"), or (c) unrated, but believed by the Adviser for the Fund to be equivalent to securities with those ratings. Up to five percent of the Fund's assets may be invested in lower grade securities (rated Ba or B by Moody's or BB or B by S&P), commonly referred to as "junk bonds" when the Fund's Adviser believes these securities present attractive investment opportunities notwithstanding their speculative characteristics. See the Prospectus under "Additional Information" for a description of corporate bond ratings.

Government Securities

     Government securities may be either direct obligations of the U.S. Treasury or may be the obligations of an agency or instrumentality of the United States.

     Treasury Obligations. The U.S. Treasury issues a variety of marketable securities that are direct obligations of the U.S. Government. These securities fall into three categories - bills, notes, and bonds distinguished primarily by their maturity at time of issuance. Treasury bills have maturities of one year or less at the time of issuance, while Treasury notes currently have maturities of 1 to 10 years. Treasury bonds can be issued with any maturity of more than 10 years.

     Obligations of Agencies and Instrumentalities. Agencies and instrumentalities of the U.S. Government are created to fill specific governmental roles. Their activities are primarily financed through securities whose issuance has been authorized by Congress. Agencies and instrumentalities include Export Import Bank, Federal Housing Administration, Government National Mortgage Association, Tennessee Valley Authority, Banks for Cooperatives, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Corp., U.S. Postal System, and Federal Finance Bank. Although obligations of "agencies" and "instrumentalities" are not direct obligations of the U.S. Treasury, payment of the interest or principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from backing by the full faith and credit of the United States or U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself.

Mortgage-Backed Certificates

     GNMA Certificates ("Certificates") are mortgage-backed securities. The Certificates evidence part ownership of a pool of mortgage loans. The Certificates which the Fund may purchase are of the "modified pass-through" type. "Modified pass-through" Certificates entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of fees paid to the servicing agent and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     The GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal of and interest on securities backed by a group (or pool) of mortgages insured by FHA or FMHA or guaranteed by the VA. The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury to make any payments required under its guarantee.

     The Life of GNMA Certificates. The average life of GNMA Certificates is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Regular payments and prepayments of principal by mortgagors and mortgage foreclosures will result in the return of the greater part of principal invested well before the maturity of the mortgages in the pool. (Because of the GNMA guarantee, foreclosures impose no risk to principal investment.)

     Because prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA are normally used as an indicator of the expected average life of GNMA Certificates. These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. For this reason, it is standard practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the 12th year.

     Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the servicing agent. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06 of 1 percent of the outstanding principal for providing its guarantee, and the insurer is paid an annual fee of 0.44 of 1 percent for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

     The coupon rate by itself, however, does not indicate the yield which will be earned on the Certificates for the following reasons:

     1. Certificates may be issued at a premium or discount rather than at par.

     2. After issuance, certificates may trade in the secondary market at a premium or discount.

     3. Interest is earned monthly, rather than semi-annually as for traditional bonds. Monthly payment has the effect of raising the effective yield earned on GNMA Certificates.

     4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. That is, if borrowers pay off their mortgages early, the principal returned to Certificate holders may be reinvested at more or less favorable rates.

     In quoting yields for GNMA Certificates, the standard practice is to assume that the Certificates will have a 12-year life. Compared to this basis, GNMA Certificates have historically yielded roughly .50 of 1 percent more than high-grade corporate bonds and 1 percent more than U.S. Government and U.S. Government Agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a 12-year life.

     Market for GNMA Certificates. Since the inception of the GNMA Mortgage-Backed Securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA Certificates a highly liquid instrument. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

     Other Pass-Through Certificates. The Fund may invest in other pass-through securities. These are mortgage-backed securities for which the payments on the underlying mortgages are passed from the mortgage holder through the servicing agent, net of fees paid to the servicing agent, to the Fund. These securities may be "modified pass-through certificates" (like GNMA certificates) whereby the Fund would receive interest and principal payments regardless of whether the mortgagors make the payments, or they may be "straight pass-through certificates" whereby the Fund would receive principal only to the extent actually collected by the servicing agent. The servicing agent may be an instrumentality or agency of the U.S. Government or may be an institution such as a bank or savings and loan association. The underlying mortgages may be conventional mortgages as well as mortgages guaranteed by federal agencies or instrumentalities. Straight pass-through securities involve additional risks because payments are not guaranteed. However, this risk may be mitigated to the extent that the underlying mortgages are guaranteed by a federal agency or instrumentality or by a private insurance company. Examples of pass-through securities that the Fund may purchase are: Federal National Mortgage Association; Federal Home Loan Mortgage Corporation ("Participation Certificates"); Conventional Mortgage Pass-Through Certificates ("CONNIE MAC") Residential Funding Corp. Participation Certificates; and Federal Housing Administration Insured Project Pass-Through Pools.

Floating or Variable Rate Securities

     Floating or variable rate securities have interest rates that periodically change according to the rise and fall of a specified interest rate index or a specific fixed-income security that is used as a benchmark. The interest rate typically changes every six months, but for some securities the rate may fluctuate weekly, monthly, or quarterly. Indices commonly used by the Fund include LIBOR, Prime or the rate for 90 or 180 day Treasury Bills. Variable-rate and floating-rate securities may have interest rate ceilings or caps that fix the interest rate on such a security if, for example, a specified index exceeds a predetermined interest rate. If an interest rate on a security held by the Fund becomes fixed as a result of a ceiling or cap provision, the interest income received by the Fund will be limited by the rate of the ceiling or cap. In addition, the principal values of these types of securities will be adversely affected if market interest rates continue to exceed the ceiling or cap rate.

Collateralized Mortgage Obligations ("CMOs")

     CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. Changes in assumed prepayment rates have the effect of shortening or lengthening the effective maturity of the CMO held by the Fund. CMOs may also be less marketable than other securities. The Fund will only invest in CMOs issued by agencies or instrumentalities of the U.S. Government or privately-issued CMOs carrying investment-grade ratings. In addition, the Fund will invest only in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

Securities Rating Agencies

     Subsequent to its purchase by the Fund, a security may cease to be rated, or its rating may be reduced below the criteria set forth for the Fund. Neither event would require the elimination of the security from the Fund's portfolio, but the Adviser will consider that event in its determination of whether the Fund should continue to hold such security in its portfolio. To the extent the ratings accorded by S&P or Moody's for securities may change as a result of changes in such organizations or changes in the rating systems, the Fund will attempt to use comparison ratings as standards for its investments in bonds in accordance with the policies described herein.

     Commercial Paper Ratings. A1 and Prime 1 are the highest commercial paper ratings issued by S&P and Moody's respectively.

     Commercial paper rated A1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated A or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

     Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may rise as a result of public interest questions and preparation to meet such obligations.

     Bond Ratings. See the Prospectus under "Additional Information -- Bond Ratings" for a description of the ratings used by Moody's and S&P.

Certificates of Deposit

     Certificates of Deposit are receipts issued by a U.S. bank in exchange for the deposit of funds. The U.S. bank agrees to pay the amount deposited, plus interest, to the bearer of the receipt on the date specified on the certificate. Because the certificate is negotiable, it can be traded in the secondary market before maturity. Under current FDIC regulations, $100,000 is the maximum insured amount of Certificates of Deposit issued to the Fund by any one bank. Therefore, Certificates of Deposit purchased by the Fund may not be fully insured.

Loan Transactions

     Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrage, or other securities transactions. Loans of portfolio securities of the Fund will be made (if at all) in strictest conformity with applicable federal and state rules and regulations. The purpose of a qualified loan transaction is to afford the Fund the opportunity to continue to earn income on the securities loaned and at the same time to earn income on the collateral held by it.

     Management of the Fund understands that it is the view of the Staff of the SEC that the Fund is permitted to engage in loan transactions only if the following conditions are met: (1) the Fund must receive at least 100 percent collateral in the form of cash, cash equivalents, e.g., U.S. Treasury bills or notes, or an irrevocable letter of credit; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the level of the collateral; (3) the Fund must be able to terminate the loan, after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Trustees must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Trustees to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied if the borrower fails financially, loans will be made only to firms deemed by the Fund's management to be of good standing and will not be made unless, in the judgment of the Fund's management, the consideration to be earned from such loans would justify the risk.

Bankers' Acceptances

     Time drafts are drawn on a U.S. bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise or, less frequently, foreign exchange. The draft is then "accepted" by the U.S. bank (the drawee) which in effect unconditionally guarantees to pay the face value of the instrument on its maturity date. The face of the instrument specifies the dollar amount involved, the maturity date and the nature of the underlying transaction.

Letters of Credit

     Letters of Credit are issued by banks and authorize the beneficiary to draw drafts upon such banks for acceptance and payment under specified conditions.

Commercial Paper

     Commercial paper is an unsecured short-term note of indebtedness issued in bearer form by business or banking firms to finance their short-term credit needs.

Dollar Roll Transactions

     The Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date and at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities.

     The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet their purchase obligations under the transactions. The Funds will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

     Dollar rolls may be treated for purposes of the 1940 Act as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

     The entry into dollar rolls involves potential risks of loss which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security.

                                 CMC FUND TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.   Financial Statements and Exhibits
           ---------------------------------

(a)        Index to Financial Statements.

           CMC Small Cap Fund -- Not included in this filing.
           CMC International Stock Fund -- Not included in this filing. CMC High Yield Fund -- Not included in this filing.
           CMC Short Term Bond Fund -- Not applicable.

(b)        Exhibits:

           (1A)   Restated Declaration of Trust. Incorporated by reference to
                  Exhibit 1A of the Registration Statement.

           (1B)   Amendment No. 2 to Restated Declaration of Trust.

           (2) Bylaws. Incorporated by reference to Exhibit 2 of the Registration Statement.

           (4A) Specimen Stock Certificate for CMC Small Cap Fund. Incorporated by reference to Exhibit 4A of the Registration Statement.

           (4B) Specimen Stock Certificate for CMC International Stock Fund. Incorporated by reference to Exhibit 4B of the Registration Statement.

           (4C) Specimen Stock Certificate for CMC High Yield Fund. Incorporated by reference to Exhibit 4C of the Registration Statement.

           (4D)   Specimen Stock Certificate for CMC Short Term Bond Fund.

           (5A) Investment Advisory Contract for CMC Small Cap Fund. Incorporated by reference to Exhibit 5A of the Registration Statement.

           (5B) Investment Advisory Contract for CMC International Stock Fund. Incorporated by reference to Exhibit 5B of the Registration Statement.

           (5C) Investment Advisory Contract for CMC High Yield Fund. Incorporated by reference to Exhibit 5C of the Registration Statement.

           (5D)   Investment Advisory Contract for CMC Short Term Bond Fund.

           (8A) Custodian Contract between United States National Bank of Oregon and CMC Fund Trust. Incorporated by reference to
                  Exhibit 8A of the Registration Statement.

           (8B) Custodian Contract between CMC Fund Trust and Morgan Stanley Trust Company. Incorporated by reference to Exhibit 8B of the Registration Statement.

           (9A) Transfer Agent Agreement for CMC Small Cap Fund. Incorporated by reference to Exhibit 9A of the Registration Statement.

           (9B) Transfer Agent Agreement for CMC International Stock Fund. Incorporated by reference to Exhibit 9B of the Registration Statement.

           (9C) Transfer Agent Agreement for CMC High Yield Fund. Incorporated by reference to Exhibit 9C of the Registration Statement.

           (9D)   Transfer Agent Agreement for CMC Short Term Bond Fund.

           (9E)   Form of Administrative Services Agreement.*

           (10)   Opinion of Counsel with respect to CMC Short Term Bond Fund.*

           (12)   See paragraph (a) of this Item 24.

           (17) Powers of Attorney. All powers of attorney previously filed and herein incorporated by reference.

           * To be filed

Item 25.   Persons Controlled by or Under Common Control with Registrant
           -------------------------------------------------------------

           The Registrant has an investment advisory contract with Columbia Management Co., an Oregon corporation (the "Adviser"). Columbia Daily Income Company, Columbia Growth Fund, Inc., Columbia Special Fund, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia U.S. Government Securities Fund, Inc., Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia International Stock Fund, Inc., Columbia Small Cap Fund, Inc. and Columbia High Yield Fund, Inc., each an Oregon corporation, have investment advisory contracts with Columbia Funds Management Company, an Oregon corporation ("CFMC"). J. Jerry Inskeep, Jr. and James F. Rippey, Trustees and officers of the Registrant, own 14.9% and 27.2%, respectively, of the voting securities of CFMC; 33.4% each of the voting securities of Columbia Financial Center Incorporated, an Oregon corporation; 41.1% each of the voting securities of the Adviser; and 3.6% and
 .08%, respectively, of the voting securities of Columbia Trust Company. CFMC owns 79% of the voting securities of Columbia Trust Company. See "Management" in the Statement of Additional Information.

Item 26.   Number of Holders of Securities
           -------------------------------

           CMC Small Cap Fund -- At June 30, 1997, all outstanding shares of CMC Small Cap Fund were held by 73 shareholders.

           CMC International Stock Fund -- At June 30, 1997, all outstanding shares of CMC International Stock Fund were held by 23 shareholders.

           CMC High Yield Fund -- At June 30, 1997, all outstanding shares of CMC High Yield Fund were held by 35 shareholders.

           CMC Short Term Bond Fund -- Not applicable.

Item 27.   Indemnification
           ---------------

           Under the Declaration of Trust and Bylaws of the Registrant, any trustee or officer of the Registrant may be indemnified by the Registrant against all expenses incurred by the trustee or officer in connection with any claim, action, suit or proceeding, civil or criminal, by reason of his or her being a trustee or officer of the Registrant, to the fullest extent not prohibited by law and the Investment Company Act of 1940 (the "1940 Act") and related regulations and interpretations of the Securities and Exchange Commission ("SEC").

           Insofar as reimbursement or indemnification for expenses incurred by a director or officer in legal proceedings arising under the Securities Act of 1933 (the "1933 Act") may be permitted by the above provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such reimbursement or indemnification is against public policy as expressed in the Act and therefore unenforceable. In the event that any claim for indemnification under the above provisions is asserted by an officer or trustee in connection with the securities being registered, the Registrant, unless in the opinion of its counsel the matter has already been settled by controlling precedent, will (except insofar as such claim seeks reimbursement of expenses paid or incurred by an officer or trustee in the successful defense of any such action, suit or proceeding or claim, issue, or matter therein) submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

           The Registrant's trustees and officers are named insureds under an insurance policy issued by ICI Mutual Insurance Company.

Item 28.   Business and Other Connections of Investment Adviser
           ----------------------------------------------------

           Information regarding the businesses of Columbia Management Co. and its officers and directors is set forth under "Management of the Fund" in the Prospectus and under "Management" and "Investment Advisory and Other Fees Paid to Affiliates" in the Statement of Additional Information and is incorporated herein by reference. Columbia Trust Company also acts as trustee and/or agent for the investment of the assets of pension and profit sharing plans in pooled accounts.

Item 29.   Principal Underwriters
           ----------------------

           Not applicable.

Item 30.   Location of Accounts and Records
           --------------------------------

           The records required to be maintained under Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by CMC Fund Trust, Columbia Management Co., and Columbia Trust Company at 1300 SW Sixth Avenue, Portland, Oregon 97201. Records relating to the Registrant's portfolio securities are also maintained by United States National Bank of Oregon, 321 SW Sixth Avenue, Portland, Oregon 97208 and Morgan Stanley Trust Company, One Evertrust Plaza, Jersey City, New Jersey 07302.

Item 31.   Management Services
           -------------------

           Not applicable.

Item 32.   Undertakings
           ------------

           (a) The Registrant undertakes to file a post-effective amendment for CMC Short Term Bond Fund, using financial statements that need not be certified, within four to six months of the later of the effective date of this amendment to the Registration Statement or commencement of operations of the CMC Short Term Bond Fund.

           (b) The Registrant hereby undertakes to promptly call a meeting of the shareholders of the Registrant for the purpose of voting on the removal of any trustee of the Registrant when requested in writing by shareholders of at least 10 percent of the outstanding shares of the Registrant. The Registrant undertakes to assist its shareholders in communicating with other shareholders of the Registrant to the extent required by Section 16 of the 1940 Act or any regulations promulgated thereunder.

           (c) The Registrant hereby undertakes, upon request and without charge, to furnish a copy of the Registrant's annual report to shareholders to each person to whom a prospectus is delivered.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland and State of Oregon on the 2nd day of September, 1997.

                                       CMC FUND TRUST


                                       By: GEORGE L. HANSETH
                                           -------------------------------------
                                           George L. Hanseth
                                           Vice President

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on the 2nd day of September, 1997 by the following persons in the capacities indicated.


(i)   Principal executive officer:


*     JAMES F. RIPPEY                   President and Trustee
----------------------------------
      James F. Rippey


(ii)  Principal accounting and
      financial officer:


      GEORGE L. HANSETH                 Vice President
----------------------------------      and Trustee
      George L. Hanseth


(iii) Trustees:


*     J. JERRY INSKEEP, JR.             Chairman and
----------------------------------      and Trustee
      J. Jerry Inskeep, Jr.


*     RICHARD L. WOOLWORTH              Trustee
----------------------------------
      Richard L. Woolworth

*          JOHN A. KEMP                 Trustee
----------------------------------
           John A. Kemp


*          ALEXANDER S. MACMILLAN       Trustee
----------------------------------
           Alexander S. Macmillan



*          PETER C. OLSON               Trustee
----------------------------------
           Peter C. Olson



*          PETER T. SHAND               Trustee
----------------------------------
           Peter T. Shand



*By:       GEORGE L. HANSETH
    ------------------------------
           George L. Hanseth
           Attorney-In-Fact

                                 CMC FUND TRUST

                                  EXHIBIT INDEX

Exhibit    Description
-------    -----------

(1B)       Amendment No. 2 to Restated Declaration of Trust.

(4D)       Specimen Stock Certificate for CMC Short Term Bond Fund.

(5D)       Investment Advisory Contract for CMC Short Term Bond Fund.

(9D)       Transfer Agent Agreement for CMC Short Term Bond Fund.

(9E)       Form of Administrative Services Agreement.*

(10)       Opinion of Counsel *

* To be filed.